S000093946 [Member] Investment Strategy - AB New York Intermediate Municipal ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). As a matter of fundamental policy, the Fund, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Fund, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of this policy, net assets include any borrowings for investment purposes.
The municipal securities in which the Fund may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.
The Fund invests at least 80% of its total assets in municipal securities rated A or better by any nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, determined by AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”), to be of comparable quality) and comparably rated municipal notes. For purposes of the foregoing 80% policy, ratings with pluses and minuses shall be deemed to fall within the overall letter to which the rating relates. The Fund may invest up to 20% of its total assets in below investment grade fixed-income securities (commonly known as “junk bonds”).
The Fund may invest, without limit, in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Fund may invest, without limit, in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).
The Fund may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser’s opinion, these securities will enhance the after‑tax return for New York investors.
The Fund may also use derivatives, such as options, futures contracts, forward contracts and swaps.
In managing the Portfolio, the Adviser may use interest rate forecasting to estimate an appropriate level of interest rate risk at a given time.
The Fund seeks to maintain an effective duration of three and one‑half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.
Within the range described above, the Adviser may moderately shorten the average duration of the Fund when it expects interest rates to rise and moderately lengthen average duration when it anticipates that interest rates will fall.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund is “non‑diversified,” which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.